Basis of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
Molycorp, Inc. (“Molycorp” or the “Company”) is one of the world's leading rare earth products and rare metals companies. Molycorp owns: a world-class rare earth mine and processing facilities at Mountain Pass, California (the "Molycorp Mountain Pass facility"); Molycorp Silmet, one of the largest rare earth oxide ("REO") and rare metal producers in Europe; and the only producer of rare earth alloys in the United States, Molycorp Metals and Alloys ("MMA"). Following the acquisition of Neo Material Technologies, Inc. (formerly referred to as “Neo” and now Molycorp Minerals Canada ULC or “Molycorp Canada”) on June 11, 2012, Molycorp is currently a leading global producer of neodymium-iron-boron (“NdFeB”) magnetic powders (“Neo Powders”), which are used to manufacture bonded NdFeB permanent rare earth magnets, and a leading global manufacturer and distributor of rare earths and zirconium-based engineered materials and applications, and other rare metals and their compounds.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and Regulation S-X promulgated under the Securities Exchange Act of 1934 (the “Exchange Act”). While the December 31, 2011 balance sheet information was derived from the Company’s audited financial statements, for interim periods, GAAP and Regulation S-X do not require all information and related disclosures that are required in the annual financial statements, and all disclosures required by GAAP for annual financial statements have not been included. Therefore, the accompanying unaudited condensed consolidated financial statements should be read in conjunction with Molycorp’s consolidated financial statements and related notes for the year ended December 31, 2011, included in Molycorp's Current Report on Form 8-K filed on August 16, 2012.
The accompanying unaudited condensed consolidated financial statements reflect all adjustments, which are normal and recurring in nature, and which, in the opinion of management, are necessary for the fair presentation of Molycorp’s financial position, results of operations and cash flows at September 30, 2012, and for all periods presented. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The preparation of the financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on the Company’s historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ significantly from these estimates under different assumptions and conditions. Significant estimates made by management in the accompanying financial statements include the collectability of accounts receivable, the recoverability of inventory, the useful lives and recoverability of long-lived assets such as property, plant and equipment, intangible assets and investments, capital leases, uncertain tax positions, the fair values of assets acquired and liabilities assumed, including business combinations, and the adequacy of the Company’s asset retirement obligations.
As discussed in Note 15 of Molycorp’s Current Report on Form 8-K filed on August 16, 2012, the Company revised its previously reported results of operations for the third quarter of 2011 to correct an error in the elimination of intercompany sales in that interim period.
In addition, certain prior period amounts have been reclassified to conform to the current period presentation. Such reclassifications did not affect results of operations.

(2)	Basis of Presentation
The Company’s acquisition of the Molycorp Mountain Pass facility was accounted for as an acquisition of net assets and not a business combination. As described below, the Company’s current business plan includes investing substantial capital to restart mining operations, construct and refurbish processing facilities and other infrastructure, and to expand into metal and alloy production. Following the acquisition of Molycorp Canada on June 11, 2012 (see Note 16) the Company ceased being a development stage company.
The Company’s acquisitions of Molycorp Tolleson and of Molycorp Sillamäe in April 2011 have been accounted for as business combinations.
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.